Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 28, 2014 Senior Notes [Member]	Jan. 17, 2014 Senior Notes [Member]	Dec. 28, 2013 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]	Jan. 31, 2012 Senior Notes [Member]	Jun. 28, 2014 2013 Acquisitions [Member] Central Region [Member]	Dec. 28, 2013 2013 Acquisitions [Member] Central Region [Member]	Jun. 28, 2014 2013 Acquisitions [Member] West Region [Member]	Dec. 28, 2013 2013 Acquisitions [Member] West Region [Member]	Dec. 28, 2013 2012 Acquisitions [Member] Central Region [Member]	Dec. 28, 2013 2012 Acquisitions [Member] West Region [Member]	Dec. 28, 2013 2012 Acquisitions [Member] East Region [Member]	Jun. 28, 2014 2014 Acquisitions [Member] West Region [Member]	Jun. 28, 2014 2014 Acquisitions [Member] East Region [Member]	Jun. 28, 2014 2014 Acquisitions [Member] West Region [Member]	Jan. 17, 2014 2014 Acquisitions [Member] West Region [Member] Senior Notes [Member]
Business Acquisition [Line Items]
Business acquisition date						Apr. 01, 2013	Apr. 01, 2013	Apr. 01, 2013	Apr. 01, 2013	Feb. 29, 2012	Nov. 30, 2012	Oct. 05, 2012	Mar. 31, 2014	Jun. 09, 2014	Jan. 17, 2014
Debt instrument, face amount	$ 510.0	$ 260.0	$ 250.0	$ 250.0	$ 250.0											$ 260.0
Interest rate					10.50%											10.50%